Summary of Significant Accounting Policies - Summary of Significant Investments in Subsidiaries (Detail)	12 Months Ended
Dec. 31, 2021
Disclosure of subsidiaries [line items]
Location	British Columbia, Canada
Purpose	Parent Company
CannaRoyalty Corp. (Origin House) [Member]
Disclosure of subsidiaries [line items]
Location	Ontario, Canada
Purpose	Holding Company
Percentage Held	100.00%
Cali-AntiFragile Corp. [Member]
Disclosure of subsidiaries [line items]
Location	California
Purpose	Holding Company
Percentage Held	100.00%
Alta Supply Inc. (Continuum) [Member]
Disclosure of subsidiaries [line items]
Location	California
Purpose	Distribution
Percentage Held	100.00%
Kaya Management Inc. [Member]
Disclosure of subsidiaries [line items]
Location	California
Purpose	Production
Percentage Held	100.00%
River Distributing Co., LLC [Member]
Disclosure of subsidiaries [line items]
Location	California
Purpose	Distribution
FloraCal [Member]
Disclosure of subsidiaries [line items]
Location	California
Purpose	Cultivation
Percentage Held	100.00%
Cub City, LLC [Member]
Disclosure of subsidiaries [line items]
Location	California
Purpose	Cultivation
Percentage Held	100.00%
CRHC Holdings Corp. [Member]
Disclosure of subsidiaries [line items]
Location	Ontario, Canada
Purpose	Holding Company
Percentage Held	100.00%
Laurel Harvest Labs LLC [Member]
Disclosure of subsidiaries [line items]
Location	Pennsylvania
Purpose	Cultivation and Dispensary Facility
Percentage Held	100.00%
JDRC Mount Joy, LLC [Member]
Disclosure of subsidiaries [line items]
Location	Illinois
Purpose	Holding Company
Percentage Held	100.00%
JDRC Scranton, LLC [Member]
Disclosure of subsidiaries [line items]
Location	Illinois
Purpose	Holding Company
Percentage Held	100.00%
Bluma Wellness Inc. [Member]
Disclosure of subsidiaries [line items]
Location	British Columbia, Canada
Purpose	Holding Company
Percentage Held	100.00%
Canncure Investments Inc. [Member]
Disclosure of subsidiaries [line items]
Location	Ontario, Canada
Purpose	Holding Company
Percentage Held	100.00%
Cannabis Cure Investment, LLC [Member]
Disclosure of subsidiaries [line items]
Location	Florida
Purpose	Holding Company
Percentage Held	100.00%
3 Boys Farm, LLC (One Plant Florida) [Member]
Disclosure of subsidiaries [line items]
Location	Florida
Purpose	Cultivation, Production and Dispensary Facility
Percentage Held	100.00%
Farm to Fresh Holdings, LLC [Member]
Disclosure of subsidiaries [line items]
Location	Florida
Purpose	Cultivation, Production and Dispensary Facility
Percentage Held	100.00%
Cresco U.S. Corp. [Member]
Disclosure of subsidiaries [line items]
Location	Illinois
Purpose	Manager of Cresco Labs, LLC
Percentage Held	100.00%
MedMar Inc.[Member]
Disclosure of subsidiaries [line items]
Location	Illinois
Purpose	Holding Company
Percentage Held	100.00%
MedMar Lakeview, LLC
Disclosure of subsidiaries [line items]
Purpose	Dispensary
Percentage Held	88.00%
MedMar Rockford, LLC
Disclosure of subsidiaries [line items]
Location	Illinois
Purpose	Dispensary
Percentage Held	75.00%
Gloucester Street Capital, LLC [Member]
Disclosure of subsidiaries [line items]
Location	New York
Purpose	Holding Company
Percentage Held	100.00%
Valley Agriceuticals, LLC [Member]
Disclosure of subsidiaries [line items]
Location	New York
Purpose	Operating Entity
Percentage Held	100.00%
CMA Holdings,LLC [Member]
Disclosure of subsidiaries [line items]
Location	Illinois
Purpose	Holding Company
Percentage Held	100.00%
BL Real Estate, LLC [Member]
Disclosure of subsidiaries [line items]
Location	Massachusetts
Purpose	Holding Company
Percentage Held	100.00%
Cultivate Licensing LLC [Member]
Disclosure of subsidiaries [line items]
Location	Massachusetts
Purpose	Cultivation, Production and Dispensary Facility
Percentage Held	100.00%
Cultivate Worcester, Inc [Member]
Disclosure of subsidiaries [line items]
Location	Massachusetts
Purpose	Dispensary
Percentage Held	100.00%
Cultivate Leicester, Inc [Member]
Disclosure of subsidiaries [line items]
Location	Massachusetts
Purpose	Cultivation, Production and Dispensary Facility
Percentage Held	100.00%
Cultivate Framingham, Inc [Member]
Disclosure of subsidiaries [line items]
Location	Massachusetts
Purpose	Dispensary
Percentage Held	100.00%
Cultivate Burncoat, Inc [Member]
Disclosure of subsidiaries [line items]
Location	Massachusetts
Purpose	Holding Company
Percentage Held	100.00%
Cultivate Cultivation, Inc [Member]
Disclosure of subsidiaries [line items]
Location	Massachusetts
Purpose	Cultivation and Production Entity
Percentage Held	100.00%
Good News Holdings, LLC [Member]
Disclosure of subsidiaries [line items]
Location	Illinois
Purpose	Holding Company
Percentage Held	100.00%
Wonder Holdings, LLC [Member]
Disclosure of subsidiaries [line items]
Location	Illinois
Purpose	Holding Company
Percentage Held	100.00%
BW Maryland Holdings, LLC [Member]
Disclosure of subsidiaries [line items]
Location	Illinois
Purpose	Holding Company
Percentage Held	100.00%
CP Pennsylvania Holdings, LLC [Member]
Disclosure of subsidiaries [line items]
Location	Illinois
Purpose	Holding Company
Percentage Held	100.00%
Bay, LLC [Member]
Disclosure of subsidiaries [line items]
Location	Pennsylvania
Purpose	Holding Company
Percentage Held	100.00%
Bay Asset Management, LLC [Member]
Disclosure of subsidiaries [line items]
Location	Pennsylvania
Purpose	Holding Company
Percentage Held	100.00%
Ridgeback, LLC [Member]
Disclosure of subsidiaries [line items]
Location	Colorado
Purpose	Holding Company
Percentage Held	100.00%
Cresco Labs, LLC [Member]
Disclosure of subsidiaries [line items]
Location	Illinois
Purpose	Operating Entity
Percentage Held	57.00%
Cresco Labs Notes Issuer, LLC [Member]
Disclosure of subsidiaries [line items]
Location	Illinois
Purpose	Holding Company
Cresco Labs Ohio, LLC [Member]
Disclosure of subsidiaries [line items]
Location	Ohio
Purpose	Cultivation, Production and Dispensary Facility
Percentage Held	99.00%
Wellbeings, LLC [Member]
Disclosure of subsidiaries [line items]
Location	Delaware
Purpose	CBD Wellness Product Development
Percentage Held	100.00%
Cresco Labs SLO, LLC [Member]
Disclosure of subsidiaries [line items]
Location	California
Purpose	Holding Company
Percentage Held	100.00%
SLO Cultivation Inc. [Member]
Disclosure of subsidiaries [line items]
Location	California
Purpose	Cultivation and Production Facility
Percentage Held	80.00%
RPE Inc. (Continuum) [Member]
Disclosure of subsidiaries [line items]
Percentage Held	100.00%
Cresco Labs Michigan, LLC [Member]
Disclosure of subsidiaries [line items]
Location	Michigan	[1]
Purpose	Cultivation and Production Facility	[1]
Percentage Held	85.00%	[1]
Cresco Labs Joliet, LLC [Member]
Disclosure of subsidiaries [line items]
Location	Illinois
Purpose	Cultivation and Production Facility
Percentage Held	100.00%
Cresco Labs Kankakee, LLC [Member]
Disclosure of subsidiaries [line items]
Location	Illinois
Purpose	Cultivation and Production Facility
Percentage Held	100.00%
Cresco Labs Logan, LLC [Member]
Disclosure of subsidiaries [line items]
Location	Illinois
Purpose	Cultivation and Production Facility
Percentage Held	100.00%
Cresco Labs PA, LLC [Member]
Disclosure of subsidiaries [line items]
Location	Illinois
Purpose	Holding Company
Percentage Held	100.00%
Cresco Yeltrah, LLC [Member]
Disclosure of subsidiaries [line items]
Location	Pennsylvania
Purpose	Cultivation, Production and Dispensary Facility
Percentage Held	100.00%
JDC Newark, LLC [Member]
Disclosure of subsidiaries [line items]
Location	Ohio
Purpose	Holding Company
Percentage Held	100.00%
Verdant Creations Newark, LLC [Member]
Disclosure of subsidiaries [line items]
Location	Ohio
Purpose	Dispensary
Percentage Held	100.00%
JDC Marion, LLC [Member]
Disclosure of subsidiaries [line items]
Location	Ohio
Purpose	Holding Company
Percentage Held	100.00%
Verdant Creations Marion, LLC [Member]
Disclosure of subsidiaries [line items]
Location	Ohio
Purpose	Dispensary
Percentage Held	100.00%
JDC Chillicothe, LLC [Member]
Disclosure of subsidiaries [line items]
Location	Ohio
Purpose	Holding Company
Percentage Held	100.00%
Verdant Creations Chillicothe, LLC [Member]
Disclosure of subsidiaries [line items]
Location	Ohio
Purpose	Dispensary
Percentage Held	100.00%
JDC Columbus, LLC [Member]
Disclosure of subsidiaries [line items]
Location	Ohio
Purpose	Holding Company
Percentage Held	100.00%
Care Med Associates, LLC [Member]
Disclosure of subsidiaries [line items]
Location	Ohio
Purpose	Dispensary
Percentage Held	100.00%
Cresco Labs Arizona, LLC [Member]
Disclosure of subsidiaries [line items]
Location	Arizona
Purpose	Holding Company
Percentage Held	100.00%
Arizona Facilities Supply, LLC [Member]
Disclosure of subsidiaries [line items]
Location	Arizona/Maryland
Purpose	Cultivation, Production and Dispensary Facility
Percentage Held	100.00%
Cresco Labs Tinad, LLC [Member]
Disclosure of subsidiaries [line items]
Location	Illinois
Purpose	Holding Company
Percentage Held	100.00%
PDI Medical III, LLC (Sunnyside - Buffalo Grove and Sunnyside - Naperville) [Member]
Disclosure of subsidiaries [line items]
Location	Illinois
Purpose	Dispensary
Percentage Held	100.00%
Cresco Labs Phoenix Farms, LLC [Member]
Disclosure of subsidiaries [line items]
Location	Illinois
Purpose	Holding Company
Percentage Held	100.00%
Phoenix Farms of Illinois, LLC (Sunnyside - Champaign and Sunnyside - Danville) [Member]
Disclosure of subsidiaries [line items]
Location	Illinois
Purpose	Dispensary
Percentage Held	100.00%
JDC Elmwood, LLC [Member]
Disclosure of subsidiaries [line items]
Location	Illinois
Purpose	Holding Company
Percentage Held	100.00%
FloraMedex, LLC (Sunnyside - Elmwood Park and Sunnyside - Schaumburg) [Member]
Disclosure of subsidiaries [line items]
Location	Illinois
Purpose	Dispensary
Percentage Held	100.00%
Cresco Edibles, LLC [Member]
Disclosure of subsidiaries [line items]
Location	Illinois
Purpose	Holding Company
Percentage Held	100.00%
TSC Cresco, LLC [Member]
Disclosure of subsidiaries [line items]
Location	Illinois
Purpose	Licensing
Percentage Held	75.00%
Cresco HHH, LLC [Member]
Disclosure of subsidiaries [line items]
Location	Massachusetts
Purpose	Cultivation, Production and Dispensary Facility
Percentage Held	100.00%

[1]	Cresco Labs Michigan, LLC is 85% owned by related parties within management of the Company.